Supplementary Cash Flow Information - Summary of Net Change In Non-Cash Working Capital Items (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Supplementary Cash Flow Information [Abstract]
Accounts receivable and other receivables	$ (5,289,000)	$ 7,622,000
Income taxes receivable	1,450,000	(407,000)
Unbilled revenue	(2,154,000)	2,200,000
Tax credits receivable	28,000	185,000
Prepaids	(944,000)	377,000
Accounts payable and accrued liabilities	5,504,000	(4,673,000)
Deferred revenue	1,319,000	435,000
Net change in non-cash working capital items	(86,000)	5,739,000
Lease incentives	917,000	0
Non-cash Lease Incentive	$ 1,325,922	$ 1,249,462